UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-2650

Seligman Cash Management Fund, Inc.
(Exact name of Registrant as specified in charter)

100 Park Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:      (212) 850-1864

Date of fiscal year end:      12/31

Date of reporting period:      06/30/04

FORM N-CSR

ITEM 1.	REPORTS TO STOCKHOLDERS.

SELIGMAN CASH MANAGEMENT FUND, INC. Semi-Annual Report June 30, 2004

Seligman
Cash Management Fund, Inc.

Mid-Year Report
June 30, 2004

A Money Market
Mutual Fund Seeking
to Preserve Capital and
to Maximize Liquidity
and Current Income

Seligman
140 Years of Investment Experience

J. & W. Seligman & Co. Incorporated is a firm with a long tradition of investment expertise, offering a broad array of investment choices to help today’s investors seek their long-term financial goals.

Established in 1864, Seligman has a history of providing financial services marked not by fanfare, but rather by a quiet and firm adherence to financial prudence. While the world has changed dramatically in the 140 years since Seligman first opened its doors, the firm has continued to offer its clients high-quality investment solutions through changing times.

In the late 19th century, as the country grew, Seligman helped finance the westward expansion of the railroads, the construction of the Panama Canal, and the launching of urban transit systems. In the early 20th century, the firm helped fund the growing capital needs of new industries, including the nascent automobile and steel industries.

With the formation of Tri-Continental Corporation in 1929 — today, one of the nation’s largest diversified publicly-traded closed-end equity investment companies —Seligman began shifting its emphasis to investment management. In 1930, Seligman established what would be the first in an impressive lineup of mutual funds.

Seligman is proud of its distinctive past and of the traditional values that continue to shape the firm’s business decisions and investment judgment. While much has changed over the years, the firm’s commitment to providing prudent investment management that seeks to build wealth for clients over time is an enduring value that will continue to guide Seligman.

To The Shareholders

Your mid-year shareholder report for Seligman Cash Management Fund, Inc. follows this letter. This report contains the Fund’s portfolio of investments and financial statements.

We appreciate your continued support of Seligman Cash Management Fund, Inc. and look forward to serving your investment needs for many years to come.

By Order of the Board of Directors,

William C. Morris Chairman

Brian T. Zino President

August 6, 2004

1

Portfolio of Investments (unaudited)
June 30, 2004

	Annualized Yield on Purchase Date	Principal Amount	Value

US Government Securities 65.7%

US Treasury Bills:
0.9%, due 7/08/2004	0.91%	$50,000,000	$49,991,226
1.01%, due 7/15/2004	1.02	50,000,000	49,980,458
1.05%, due 7/22/2004	1.06	40,000,000	39,975,605

Total US Government Securities (Cost $139,947,289)			139,947,289

Repurchase Agreement 24.7%

State Street Bank and Trust 1.18%, dated 6/30/2004, maturing 7/1/2004 in the amount of $52,541,722 collateralized by: $43,915,000 US Treasury Bonds 10.375%, 11/15/2012, with a fair market value of $54,125,238 (Cost $52,540,000)	1.20	52,540,000	52,540,000

Fixed Time Deposits 9.8%

BNP Paribas, Grand Cayman, 1.13%, 7/1/2004	1.15	10,500,000	10,500,000
Dexia Bank, Grand Cayman, 1.15%, 7/1/2004	1.17	10,500,000	10,500,000

Total Fixed Time Deposits (Cost $21,000,000)			21,000,000

Total Investments (Cost $213,487,289) 100.2%			213,487,289

Other Assets Less Liabilities (0.2)%			(457,205)

Net Assets 100.0%			$213,030,084

See Notes to Financial Statements.

2

Statement of Assets and Liabilities (unaudited)
June 30, 2004

Assets:

Investments, at value
US Government securities (cost $139,947,289)	$139,947,289
Repurchase agreement (cost $52,540,000)	52,540,000
Fixed time deposits (cost $21,000,000)	21,000,000

Total investments (cost $213,487,289)	213,487,289
Cash	350,560
Receivable for Capital Stock sold	345,929
Expenses prepaid to shareholder service agent	66,713
Receivable from Manager (Note 3)	36,085
Receivable for interest	3,717
Other	26,580

Total Assets	214,316,873

Liabilities:

Payable for Capital Stock repurchased	1,039,891
Management fee payable	75,403
Distribution and service fees payable	43,016
Dividends payable	2,973
Accrued expenses and other	125,506

Total Liabilities	1,286,789

Net Assets	$213,030,084

Composition of Net Assets:

Shares of Beneficial Interest, at par ($0.01 par value; 1,400,000,000 shares authorized; 213,039,936 shares outstanding):
Class A	$1,498,270
Class B	285,794
Class C	76,827
Class D	162,330
Class I	107,163
Class R	15
Additional paid-in capital	210,899,685

Net Assets	$213,030,084

Net Asset Value Per Share:

Class A ($149,815,767 ÷ 149,827,043 shares)	$1.00
Class B ($28,580,987 ÷ 28,579,374 shares)	$1.00
Class C ($7,682,338 ÷ 7,682,710 shares)	$1.00
Class D ($16,233,324 ÷ 16,232,956 shares)	$1.00
Class I ($10,716,168 ÷ 10,716,353 shares)	$1.00
Class R ($1,500 ÷ 1,500 shares)	$1.00

See Notes to Financial Statements.

3

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2004

Investment Income:

Interest	$1,036,999

Expenses:

Management fees	460,183
Shareholder account services	361,052
Distribution and service fees	258,680
Registration	55,694
Custody and related services	28,185
Auditing and legal fees	19,292
Shareholder reports and communications	17,683
Directors’ fees and expenses	5,212
Miscellaneous	16,446

Total Expenses Before Reimbursement	1,222,427
Reimbursement of expenses (Note 3)	(278,130)

Total Expenses After Reimbursement	944,297

Net Investment Income	$92,702

See Notes to Financial Statements.

4

Statements of Changes in Net Assets
(unaudited)

	Six Months Ended June 30, 2004	Year Ended December 31, 2003

Operations:

Net investment income	$92,702	$516,662

Distributions to Shareholders:

Net investment income:
Class A	(72,670)	(446,099)
Class B	(1,468)	(15,931)
Class C	(54)	(3,328)
Class D	(822)	(14,849)
Class I	(17,688)	(36,455)
Class R	—	—

Decrease in Net Assets from Distributions	(92,702)	(516,662)

Capital Share Transactions:

Net proceeds from sales of shares	122,583,331	258,210,694
Investment of dividends	90,996	480,497
Exchanged from associated funds	62,088,971	1,556,401,132

Total	184,763,298	1,815,092,323

Cost of shares repurchased	(154,126,259)	(468,740,298)
Exchanged into associated funds	(42,116,732)	(1,485,302,218)

Total	(196,242,991)	(1,954,042,516)

Decrease in Net Assets from Capital Share Transactions	(11,479,693)	(138,950,193)

Decrease in Net Assets	(11,479,693)	(138,950,193)

Net Assets:

Beginning of period	224,509,777	363,459,970

End of Period	$213,030,084	$224,509,777

See Notes to Financial Statements.

5

Notes to Financial Statements (unaudited)

1.	Multiple Classes of Shares — Seligman Cash Management Fund, Inc. (the “Fund”) offers the following six classes of shares, each of which may be acquired by investors at net asset value:

Class A shares acquired by an exchange from another Seligman investment company originally purchased in an amount of $1,000,000 or more without an initial sales charge are subject to a contingent deferred sales charge (“CDSC”) of 1% if redeemed within 18 months of original purchase.

Class B shares are subject to a distribution fee of 0.75% and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 5% on redemptions in the first year of purchase, declining to 1% in the sixth year and 0% thereafter. Class B shares will automatically convert to Class A shares approximately eight years after their date of purchase.

Class C shares acquired by an exchange from another Seligman investment company are subject to a distribution fee of up to 0.75% and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 1% imposed on redemptions made within 18 months of the original purchase. Shares acquired by an exchange from another Seligman investment company, that were originally purchased through certain financial intermediaries, will have a 1% CDSC on redemptions made within 12 months of original purchase.

Class D shares are subject to a distribution fee of up to 0.75% and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 1% imposed on redemptions made within one year of purchase.

Class I shares are offered to certain institutional clients. Class I shares are not subject to distribution and service fees.

Class R shares are offered to certain employee benefit plans and are not available to all investors. They are subject to a distribution fee of up to 0.25% and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 1% on certain redemptions made within one year of a plan’s initial purchase of Class R shares.

All classes of shares represent interests in the same portfolio of investments, have the same rights, and are generally identical in all respects except that each class bears its own class-specific expenses, and has exclusive voting rights with respect to any matter on which a separate vote of any class is required.

2.

Significant Accounting Policies— The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results may differ from these estimates. All such adjustments are of a normal recurring nature. These unaudited financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim periods presented. All such adjustments are of a normal recurring nature. The following summarizes the significant accounting policies of the Fund:

a.

Security Valuation— The Fund uses the amortized cost method for valuing its short-term securities. Under this method, all investments purchased at a discount or premium are valued by amortizing the difference between the original purchase price and the maturity value of the issue over the period to maturity. Shares of certain other funds in the Seligman Group of Investment Companies purchased to offset the Fund’s liability for deferred directors’ fees are valued at current market values and included in other assets.

b.

Federal Taxes— There is no provision for federal income tax. The Fund has elected to be taxed as a regulated investment company and intends to distribute substantially all taxable net income and net gain realized.

6

Notes to Financial Statements (unaudited)

c.

Security Transactions and Related Investment Income — Investment transactions are recorded on trade dates. Identified cost of investments sold is used for both financial reporting and federal income tax purposes. The cost of investments for federal income tax purposes is substantially the same as the cost for financial reporting purposes. Interest income, including the amortization of discount or premium, is recorded as earned. Dividends are declared daily and paid monthly.

d.

Repurchase Agreements — The Fund may enter into repurchase agreements with commercial banks and with broker/dealers deemed to be creditworthy by J. & W. Seligman & Co. Incorporated (the “Manager”). Securities received as collateral subject to repurchase agreements are deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreements, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. Procedures have been established to monitor, on a daily basis, the market value of repurchase agreements’ underlying securities to ensure the existence of the proper level of collateral.

e.

Multiple Class Allocations — All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses, if any, are allocated daily to each class of shares based upon the relative value of shares of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributable to a particular class, are charged directly to such class. For the six months ended June 30, 2004, distribution and service fees, shareholder account services and registration expenses were class-specific expenses.

3.

Management Fee, Distribution Services, and Other Transactions— The Manager manages the affairs of the Fund and provides the necessary personnel and facilities. Compensation of all officers of the Fund, all directors of the Fund who are employees of the Manager, and all personnel of the Fund and the Manager is paid by the Manager. The Manager receives a fee, calculated daily and paid monthly, equal to a per annum percentage of the Fund’s average daily net assets.

The management fee rate is calculated on a sliding scale of 0.45% to 0.375% based on average daily net assets of all the investment companies managed by the Manager. Beginning November 12, 2002, the Manager agreed to reimburse a portion of the class-specific expenses of Classes B, C, D and R (commencing April 30, 2003) shares in order for those classes to declare dividends equal to an annual rate of 0.05%. Effective July 10, 2003, the reimbursement was changed to allow a minimum annual dividend rate of 0.05% for Class A shares and 0.01% for Classes B, C, D and R shares. For the six months ended June 30, 2004, the amount of expenses reimbursed by the Manager to the Fund was $278,130. At June 30, 2004, the Manager owed the fund $36,085 relating to the reimbursement. The management fee and the reimbursement from the Manager for the six months ended June 30, 2004, were equivalent to annual rates of 0.41% and 0.16%, respectively, of the Fund’s average daily net assets.

The Fund has an Administration, Shareholder Services and Distribution Plan (the “Plan”) with respect to distribution of its shares. Under the Plan, with respect to Class A shares, service organizations can enter into agreements with Seligman Advisors, Inc. (the “Distributor”) and receive a continuing fee of up to 0.25% on an annual basis of the average daily net assets of Class A shares, attributable to the particular service organizations for providing personal services and/or the maintenance of shareholder accounts. The Distributor, and likewise the Fund, did not make payments under the Plan with respect to Class A shares during the six months ended June 30, 2004.

Under the Plan, with respect to Class B shares, Class C shares issued in exchange from another Seligman investment company, Class D shares and Class R shares, service organizations can enter into agreements with the Distributor and receive a continuing fee for providing personal services and/or the maintenance of shareholder accounts of up to 0.25% on an annual basis of the average daily net assets of the Class B, Class C,

7

Notes to Financial Statements (unaudited)

Class D, and Class R shares for which the organizations are responsible; and, for Class C, Class D, and Class R shares, fees for providing other distribution assistance of up to 0.75% (0.25%, in the case of Class R shares) on an annual basis of such average daily net assets. Such fees are paid monthly by the Fund to the Distributor pursuant to the Plan.

With respect to Class B shares, a distribution fee of 0.75% on an annual basis of average daily net assets is payable monthly by the Fund to the Distributor; however, the Distributor has sold its rights to this fee with respect to a substantial portion of Class B shares to third parties (the “Purchasers”), which provide funding to the Distributor to enable it to pay commissions to dealers at the time of the sale of the related Class B shares.

For the six months ended June 30, 2004, fees incurred under the Plan, equivalent to 1%, 0.71%, 1% and 0.50% per annum of the average daily net assets of Class B, Class C, Class D, and Class R shares, respectively, amounted to $149,643, $25,741, $83,292, and $4, respectively.

The Distributor is entitled to retain any CDSC imposed on certain redemptions of Class A, Class C, Class D, and Class R shares. For the six months ended June 30, 2004, such charges amounted to $13,192.

The Distributor has sold its rights to collect any CDSC imposed on redemptions of Class B shares to the Purchasers. In connection with the sale of its rights to collect any CDSC and the distribution fees with respect to Class B shares described above, the Distributor receives payments from the Purchasers based on the value of Class B shares sold. The aggregate of such payments and distribution fees retained by the Distributor, for the six months ended June 30, 2004, amounted to $3,498.

Seligman Services, Inc., an affiliate of the Manager, is eligible to receive commissions from certain sales of shares of the Fund, as well as distribution and service fees pursuant to the Plan. For the six months ended June 30, 2004, Seligman Services, Inc. received no commissions from the sale of shares of the Fund. Seligman Services, Inc. received distribution and service fees of $3,000, pursuant to the Plan.

Seligman Data Corp., owned by the Fund and certain associated investment companies, charged the Fund at cost $361,052 for shareholder account services in accordance with a methodology approved by the Fund’s directors. Class I shares receive more limited shareholder services than the Fund’s other classes of shares (the “Retail Classes”). Seligman Data Corp. does not allocate to Class I the costs of any of its departments that do not provide services to the Class I shareholders.

Costs of Seligman Data Corp. directly attributable to the Retail Classes of the Fund were charged to those classes in proportion to their respective net asset values. Costs directly attributable to Class I shares were charged to Class I. The remaining charges were allocated to the Retail Classes and Class I by Seligman Data Corp. pursuant to a formula based on their net assets, shareholder transaction volumes and number of shareholder accounts.

The Fund and certain other associated investment companies (together, the “Guarantors”) have severally but not jointly guaranteed the performance and observance of all the terms and conditions of two leases entered into by Seligman Data Corp., including the payment of rent by Seligman Data Corp. (the “Guaranties”). The leases and the Guaranties expire in September 2008 and January 2009. The obligation of the Fund to pay any amount due under either Guaranty is limited to a specified percentage of the full amount, which generally is based on the Fund’s percentage of the expenses billed by Seligman Data Corp. to all Guarantors in the preceding calendar quarter. As of June 30, 2004, the Fund’s potential obligation under the Guaranties is $153,800. As of June 30, 2004, no event has occurred which would result in the Fund becoming liable to make any payment under a Guaranty. A portion of rent paid by Seligman Data Corp. is charged to the Fund as part of Seligman Data Corp.’s shareholder account services cost.

8

Notes to Financial Statements (unaudited)

The Fund’s investment in Seligman Data Corp. is recorded at a cost of $3,719.

Certain officers and directors of the Fund are officers or directors of the Manager, the Distributor, Seligman Services, Inc., and/or Seligman Data Corp.

The Fund has a compensation arrangement under which directors who receive fees may elect to defer receiving such fees. Directors may elect to have their deferred fees accrue interest or earn a return based on the performance of the Fund or other funds in the Seligman Group of Investment Companies. The cost of such fees and earnings/loss accrued thereon is included in directors’ fees and expenses and the accumulated balance thereof at June 30, 2004, of $30,975 is included in accrued expenses and other liabilities. Deferred fees and related accrued earnings are not deductible by the Fund for federal income tax purposes until such amounts are paid.

4.	Capital Share Transactions —The Fund has authorized 1,400,000,000 shares of $0.01 par value Capital Stock. Transactions in shares of Capital Stock, each at a value of $1.00 per share, were as follows:

Class A	Six Months Ended June 30, 2004	Year Ended December 31, 2003

Sales of shares	116,698,236	244,833,038
Investment of dividends	70,329	414,956
Exchanged from associated funds	41,775,827	933,722,922
Converted from Class B**	650,569	—

Total	159,194,961	1,178,970,916
Shares redeemed	(136,421,564)	(377,002,087)
Exchanged into associated funds	(28,902,550)	(867,001,457)

Total	(165,324,114)	(1,244,003,544)

Decrease	(6,129,153)	(65,032,628)

Class B

Net proceeds from sales of shares	620,026	1,398,253
Investment of dividends	1,278	13,913
Exchanged from associated funds	9,539,368	25,539,544

Total	10,160,672	26,951,710

Cost of shares repurchased	(8,503,199)	(22,547,063)
Exchanged into associated funds	(5,452,445)	(25,156,962)
Converted to Class A**	(650,568)	—

Total	(14,606,212)	(47,704,025)

Decrease	(4,445,540)	(20,752,315)

Class C

Net proceeds from sales of shares	374,307	758,246
Investment of dividends	295	2,688
Exchanged from associated funds	5,594,038	29,399,221

Total	5,968,640	30,160,155

Cost of shares repurchased	(3,028,915)	(8,646,901)
Exchanged into associated funds	(2,495,117)	(25,806,881)
Total	(5,524,032)	(34,453,782)

Increase (decrease)	444,608	(4,293,627)

9

Notes to Financial Statements(unaudited)

Class D	Six Months Ended June 30, 2004	Year Ended December 31, 2003

Net proceeds from sales of shares	2,890,134	7,272,887
Investment of dividends	790	13,154
Exchanged from associated funds	5,179,738	567,739,445

Total	8,070,662	575,025,486

Cost of shares repurchased	(5,313,067)	(57,073,762)
Exchanged into associated funds	(5,266,620)	(567,336,918)

Total	(10,579,687)	(624,410,680)

Decrease	(2,509,025)	(49,385,194)

Class I

Net proceeds from sales of shares	1,999,690	3,946,555
Investment of dividends	18,304	35,786

Total	2,017,994	3,982,341

Cost of shares repurchased	(859,514)	(3,470,485)

Increase	1,158,480	511,856

Class R	Six Months Ended June 30, 2004	April 30, 2003* to December 31, 2003

Net proceeds from sales of shares	—	1,500

* Commencement of offering of shares.
** Automatic conversion of Class B shares to Class A shares approximately eight years after the initial purchase date.

5.

Other Matters — The Manager has conducted an extensive internal review in response to developments regarding disruptive or illegal trading practices within the mutual fund industry. As of September 2003, the Manager had one arrangement that permitted frequent trading in the Seligman registered investment companies (“Seligman Funds”). This arrangement was in the process of being closed down by the Manager before the first proceedings relating to trading practices within the mutual fund industry were publicly announced. Based on a review of the Manager’s records for 2001 through 2003, the Manager identified three other arrangements that had permitted frequent trading in the Seligman Funds. All three had already been terminated prior to the end of September 2002. The Securities and Exchange Commission (the “SEC”), the NASD and the Attorney General of the State of New York also are reviewing these matters.

The Manager also has reviewed its practice of placing some of the Seligman Funds’ orders to buy and sell portfolio securities with brokerage firms in recognition of their sales of Seligman Funds. This practice is permissible when done properly; however, the Manager believes that it may have violated applicable requirements for certain of such orders as a result of compensation arrangements the Manager had with certain brokerage firms. The Manager discontinued this practice entirely in October 2003. The Manager is confident that the execution of all such orders was consistent with its best execution obligations and that the Seligman Funds did not pay higher brokerage commissions than they would otherwise have paid for comparable transactions. The Manager has also responded fully to information requests from the SEC and the NASD relating to the Manager’s use of revenue sharing and fund portfolio brokerage commissions and will continue to provide additional information if, and as, requested.

10

Notes to Financial Statements (unaudited)

The results of the Manager’s internal reviews were presented to the Independent Directors of the Seligman Funds. In order to resolve matters with the Independent Directors relating to the four arrangements that permitted frequent trading, the Manager made payments to three funds and has agreed to waive a portion of its management fee with respect to another fund. No payments were made to Seligman Cash Management Fund. In order to resolve matters with the Independent Directors with regard to portfolio brokerage commissions, in May 2004, the Manager made payments to each of twenty-four funds in an amount equal to the commissions paid by each such fund during the period from 1998 through 2003 to certain brokerage firms in recognition of sales of fund shares. Seligman Cash Management Fund does not pay brokerage commissions and thus did not receive any payment from the Manager.

11

Financial Highlights (unaudited)

The tables below are intended to help you understand each Class’s financial performance for the past five and one-half years or from its inception if less than five and one-half years. Certain information reflects financial results for a single share of a Class that was held throughout the periods shown. Per share amounts are calculated using average shares outstanding. “Total return” shows the rate that you would have earned (or lost) on an investment in each Class, assuming you reinvested all your dividends. Total returns do not reflect any taxes or sales charges and are not annualized for periods of less than one year.

Class A

	Six Months Ended 6/30/04		Year Ended December 31,

			2003	2002	2001	2000	1999

Per Share Data:

Net Asset Value, Beginning of Period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000

Income from Investment Operations:

Net investment income	—	**	0.002	0.007	0.032	0.056	0.042
Total from Investment Operations	—	**	0.002	0.007	0.032	0.056	0.042

Less Distributions:

Dividends from net investment income	—	**	(0.002)	(0.007)	(0.032)	(0.056)	(0.042)

Total Distributions	—	**	(0.002)	(0.007)	(0.032)	(0.056)	(0.042)

Net Asset Value, End of Period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000

Total Return:	0.05%		0.19%	0.74%	3.21%	5.65%	4.30%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$149,816		$155,944	$220,977	$270,509	$396,472	$293,776
Ratio of expenses to average net assets	0.85	%†	0.85%	0.89%	0.68%	0.60%	0.57%
Ratio of net investment income to average net assets	0.07	%†	0.19%	0.74%	3.16%	5.55%	4.21%
Without management fee waiver and expense reimbursement:‡
Ratio of expenses to average net assets	0.87	%†	0.86%	—	0.74%	0.70%	0.66%
Ratio of net investment income to average net assets	0.05	%†	0.18%	—	3.10%	5.45%	4.12%

See footnotes on page 16.

12

Financial Highlights (unaudited)

Class B

	Six Months Ended 6/30/04		Year Ended December 31,

			2003	2002	2001	2000	1999

Per Share Data:

Net Asset Value, Beginning of Period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000

Income from Investment Operations:

Net investment income	—	**	— **	0.001	0.022	0.046	0.032
Total from Investment Operations	—	**	— **	0.001	0.022	0.046	0.032

Less Distributions:

Dividends from net investment income	—	**	— **	(0.001)	(0.022)	(0.046)	(0.032)

Total Distributions	—	**	— **	(0.001)	(0.022)	(0.046)	(0.032)

Net Asset Value, End of Period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000

Total Return:	0.00%		0.03%	0.09%	2.20%	4.62%	3.26%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$28,581		$33,026	$53,779	$49,656	$43,259	$42,612
Ratio of expenses to average net assets	0.91	%†	1.02%	1.54%	1.66%	1.60%	1.57%
Ratio of net investment income to average net assets	0.01	%†	0.03%	0.09%	2.18%	4.55%	3.21%
Without management fee waiver and expense reimbursement:‡
Ratio of expenses to average net assets	1.87	%†	1.86%	1.89%	1.74%	1.70%	1.66%
Ratio of net investment income (loss) to average net assets	(0.95	)%†	(0.81)%	(0.26)%	2.10%	4.45%	3.12%

See footnotes on page 16.

13

Financial Highlights (unaudited)

Class C

	Six Months Ended 6/30/04		Year Ended December 31,				5/27/99 * to 12/31/99

			2003	2002	2001	2000

Per Share Data:

Net Asset Value, Beginning of Period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000

Income from Investment Operations:

Net investment income	—	**	— **	0.001	0.023	0.047	0.022

Total from Investment Operations	—	**	— **	0.001	0.023	0.047	0.022

Less Distributions:

Dividends from net investment income	—	**	— **	(0.001)	(0.023)	(0.047)	(0.022)

Total Distributions	—	**	— **	(0.001)	(0.023)	(0.047)	(0.022)

Net Asset Value, End of Period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000

Total Return:	0.00%		0.03%	0.09%	2.36%	4.81%	2.15%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$7,682		$7,238	$11,531	$9,204	$8,378	$5,305
Ratio of expenses to average net assets	0.91	%†	1.02%	1.51%	1.51%	1.40%	1.25	%†
Ratio of net investment income to average net assets	0.01	%†	0.03%	0.09%	2.33%	4.75%	3.64	%†
Without management fee waiver and expense reimbursement:‡
Ratio of expenses to average net assets	1.58	%†	1.67%	1.75%	1.59%	1.50%	1.35	%†
Ratio of net investment income (loss) to average net assets	(0.66	)%†	(0.62)%	(0.15)%	2.25%	4.65%	3.54	%†

See footnotes on page 16.

14

Financial Highlights (unaudited)

Class D

	Six Months Ended 6/30/04		Year Ended December 31,

			2003	2002	2001	2000	1999

Per Share Data:

Net Asset Value, Beginning of Period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000

Income from Investment Operations:

Net investment income	—	**	— **	0.001	0.022	0.046	0.032

Total from Investment Operations	—	**	— **	0.001	0.022	0.046	0.032

Less Distributions:

Dividends from net investment income	—	**	— **	(0.001)	(0.022)	(0.046)	(0.032)

Total Distributions	—	**	— **	(0.001)	(0.022)	(0.046)	(0.032)

Net Asset Value, End of Period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000

Total Return:	0.00%		0.03%	0.09%	2.20%	4.62%	3.26%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$16,233		$18,742	$68,127	$22,217	$29,532	$29,078
Ratio of expenses to average net assets	0.91	%†	1.02%	1.54%	1.66%	1.60%	1.57%
Ratio of net investment income to average net assets	0.01	%†	0.03%	0.09%	2.18%	4.55%	3.21%
Without management fee waiver and expense reimbursement:‡
Ratio of expenses to average net assets	1.87	%†	1.86%	1.89%	1.74%	1.70%	1.66%
Ratio of net investment income (loss) to average net assets	(0.95	)%†	(0.81)%	(0.26)%	2.10%	4.45%	3.12%

See footnotes on page 16.

15

Financial Highlights (unaudited)

Class I						Class R

	Six Months Ended 6/30/04	Year Ended December 31,		11/30/01* to 12/31/01		Six Months Ended 6/30/04
								4/30/03* to 12/31/03
		2003	2002

Per Share Data:

Net Asset Value, Beginning of Period	$1.000	$1.000	$1.000	$1.000		$1.000		$1.000

Income from Investment Operations:

Net investment income	0.002	0.004	0.010	0.001		—	**	—	**

Total from Investment Operations	0.002	0.004	0.010	0.001		—	**	—	**

Less Distributions:

Dividends from net investment income	(0.002)	(0.004)	(0.010)	(0.001)		—	**	—	**

Total Distributions	(0.002)	(0.004)	(0.010)	(0.001)		—	**	—	**

Net Asset Value, End of Period	$1.000	$1.000	$1.000	$1.000		$1.000		$1.000

Total Return:	0.18%	0.39%	1.00	0.11		0.00%		0.02%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$10,716	$9,558	$9,046	$30		$2		$2
Ratio of expenses to average net assets	0.57%†	0.63%	0.62%	0.60	%†	0.91	%†	0.98	%†
Ratio of net investment income to average net assets	0.35%†	0.41%	1.00%	1.25	%†	0.01	%†	0.02	%†
Without expense reimbursement:‡
Ratio of expenses to average net assets	—	—	0.64%	1.35	%†	1.37	%†	1.31	%†
Ratio of net investment income (loss) to average net assets	—	—	0.98%	0.50	%†	(0.45	)%†	(0.35	)%†

  *     Commencement of offering of shares.
**     Less than + or – $0.001.
  ‡     The Manager, at its discretion, waived a portion of its fees or reimbursed certain expenses. Absent such waiver/ reimbursement,          returns would have been lower. See Note 3 in Notes to Financial Statements.
  †     Annualized.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

See Notes to Financial Statements.

16

Board of Directors

Robert B. Catell 2, 3

•	Chairman, Chief Executive Officer and Director, KeySpan Corporation

John R. Galvin 1, 3

•	Dean Emeritus,
Fletcher School of Law and Diplomacy at Tufts University

Alice S. Ilchman 2, 3

•	President Emerita, Sarah Lawrence College
•	Director, Jeannette K. Watson Summer Fellowship
•	Trustee, Committee for Economic Development

Frank A. McPherson 2, 3

•	Retired Chairman of the Board and Chief Executive Officer, Kerr-McGee Corporation
•	Director, ConocoPhillips
•	Director, Integris Health

John E. Merow 1, 3

•	Retired Chairman and Senior Partner, Sullivan & Cromwell LLP
•	Director, Commonwealth Industries, Inc.
•	Trustee, New York-Presbyterian Hospital

Betsy S. Michel 1, 3

•	Trustee, The Geraldine R. Dodge Foundation

William C. Morris

•	Chairman, J. & W. Seligman & Co. Incorporated
•	Chairman, Carbo Ceramics Inc.

Leroy C. Richie 1, 3

•	Chairman and Chief Executive Officer, Q Standards Worldwide, Inc.
•	Director, Kerr-McGee Corporation

Robert L. Shafer 2, 3

•	Retired Vice President, Pfizer Inc.

James N. Whitson 1, 3

•	Retired Executive Vice President and Chief Operating Officer, Sammons Enterprises, Inc.
•	Director, CommScope, Inc.

Brian T. Zino

•	Director and President, J. & W. Seligman & Co. Incorporated
•	Chairman, Seligman Data Corp
•	Director, ICI Mutual Insurance Company
•	Member of the Board of Governors, Investment Company Institute

Member:    1   Audit Committee
                   2   Director Nominating Committee
                   3   Board Operations Committee

Executive Officers

William C. Morris

Chairman

Brian T. Zino

President and Chief Executive Officer

Christopher J. Mahony

Vice President

Thomas G. Rose

Vice President

Lawrence P. Vogel

Vice President and Treasurer

Frank J. Nasta

Secretary

17

ITEM 2.	CODE OF ETHICS. Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT. Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES. Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS. Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS. Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable.

ITEM 8.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS. Not applicable.

ITEM 9.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. Not applicable.

ITEM 10.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the Commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

2

(b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 11.	EXHIBITS.

(a)(1)	Not applicable.

(a)(2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)	Not applicable.

(b)	Certifications of chief executive officer and chief financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

3

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN CASH MANAGEMENT FUND, INC.

By:	/S/ BRIAN T. ZINO Brian T. Zino President and Chief Executive Officer

Date:	September 1, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By:	/S/ BRIAN T. ZINO Brian T. Zino President and Chief Executive Officer

Date:	September 1, 2004

By:	/S/LAWRENCE P. VOGEL Lawrence P. Vogel Vice President, Treasurer and Chief Financial Officer

Date:	September 1, 2004

4

SELIGMAN CASH MANAGEMENT FUND, INC.

EXHIBIT INDEX

(a)(2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b)	Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.

5